Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Real Assets Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2019
T. Rowe Price Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE<br/><br/>Real Assets Fund<br/><br/>Investor Class<br/><br/>I Class<br/><br/>SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund<br/><br/>Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses<br/>(expenses that you pay each year as a<br/>percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 53.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. Real assets are defined broadly by the fund and are considered to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities.

Most assets will typically be invested in common stocks and the fund’s goal is to hold a portfolio of securities and other investments that, over time, should provide some protection against the impact of inflation. In selecting investments, the adviser seeks sectors in equity markets across the globe that are expected to outperform the overall equity market during periods of high or rising inflation.

Companies involved in activities related to real assets may produce cash flows and subsequent valuations that increase when the overall price level in the economy is rising. The fund may also seek companies whose revenue and earnings are expected to rise if the prices of certain real assets rise during a period of general inflation.

The fund may invest in securities issued by companies of any market capitalization, as well as real estate investment trusts (“REITs”), which are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. The fund invests with an awareness of the global economic backdrop and inflation, as well as its outlook for certain industry sectors and geographic areas. Security selection is based on fundamental, bottom-up analysis that seeks to identify high-quality companies with good appreciation prospects. We generally favor companies with characteristics such as an attractive industry position, a compelling business model, strong management, and reasonable stock price valuation.

The fund will invest in companies located throughout the world and there is no limit on the fund’s investments in international securities or issuers in emerging markets.

The fund uses futures and options on stock indices, bond markets, and currencies, as well as interest rate futures, interest rate swaps, total return swaps, and forward currency exchange contracts, primarily to adjust the fund’s overall risk profile, enhance returns, and express the adviser’s views on inflationary conditions.

		The fund may sell holdings for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risks The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to the fund’s investments, and less efficient trading markets with lower overall liquidity.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Industry risks Because the fund focuses its investments in certain industries that involve activities related to energy, natural resources, real estate, commodities, infrastructure and other real assets, the fund is more susceptible to adverse developments affecting one or more of these industries than a more broadly diversified fund would be and may perform poorly during a downturn in any of those industries. Companies involved in activities related to real assets can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.

Investment style risks During periods of low inflation, the fund’s attempts to invest in companies that may offer some protection from accelerating inflation could lessen relative returns and cause the fund to underperform other stock funds. Even if the fund’s investments may respond well to long-term inflation, they may not respond quickly to short-term increases in inflation. Further, a period of high inflation may place other strains on the economy that depresses the prices of all stocks, even those of companies that typically benefit from high or rising inflation.

Risks of REIT investing REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

		Derivatives risks The fund uses futures, options, swaps, and forward currency exchange contracts, and is therefore potentially exposed to additional losses not typically associated with direct investments in traditional securities. In addition, for instruments not traded on an exchange, there is a risk that a counterparty to the transaction could default and fail to meet its obligations under the derivatives contract. The values of the fund’s positions in index options and futures will fluctuate in response to changes in the value of the underlying index and the fund is exposed to the risk that the underlying index will not move in a direction that is favorable to the fund. The fund’s use of futures, options, swaps, and forward currency contracts involves the risk that anticipated changes in interest rates, currencies, or stock market levels will not follow the expectations of the adviser’s inflation view, which could harm the fund’s performance. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund.<br/><br/>The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.<br/><br/>The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	REAL ASSETS FUND<br/>Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/16	9.72%	Worst Quarter	9/30/11	-21.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/><br/>Periods ended <br/> December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Real Assets Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	$ 1,002
2011	rr_AnnualReturn2011	(13.61%)
2012	rr_AnnualReturn2012	11.35%
2013	rr_AnnualReturn2013	(1.30%)
2014	rr_AnnualReturn2014	1.55%
2015	rr_AnnualReturn2015	(14.69%)
2016	rr_AnnualReturn2016	21.02%
2017	rr_AnnualReturn2017	10.47%
2018	rr_AnnualReturn2018	(11.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.41%)
1 Year	rr_AverageAnnualReturnYear01	(11.52%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
Since inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2010
T. Rowe Price Real Assets Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	(11.36%)
5 Years	rr_AverageAnnualReturnYear05
Since inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price Real Assets Fund, Inc. | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.08%)
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since inception	rr_AverageAnnualReturnSinceInception	1.58%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2010
T. Rowe Price Real Assets Fund, Inc. | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.48%)
5 Years	rr_AverageAnnualReturnYear05	0.32%
Since inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2010
T. Rowe Price Real Assets Fund, Inc. | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.93%)
5 Years	rr_AverageAnnualReturnYear05	4.82%
T. Rowe Price Real Assets Fund, Inc. | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	8.25%	[2]
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2010
T. Rowe Price Real Assets Fund, Inc. | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes) | I Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	6.64%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price Real Assets Fund, Inc. | Lipper Specialty/Miscellaneous Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.33%)
5 Years	rr_AverageAnnualReturnYear05	(11.45%)
T. Rowe Price Real Assets Fund, Inc. | Lipper Specialty/Miscellaneous Funds Average | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(4.67%)	[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2010
T. Rowe Price Real Assets Fund, Inc. | Lipper Specialty/Miscellaneous Funds Average | I Class
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	(5.32%)	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Return since 7/28/10.
[3]	Return since 8/28/15.
[4]	Return since 7/31/10.
[5]	Return since 8/31/15.